Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Minimum Rental Payments

The following table summarizes future minimum rental payments required under operating leases that have initial or remaining non-cancelable lease terms in excess of one year as of December 31, 2016 (in thousands):

Year ending December 31:	Operating Leases	Sublease Income	Total
2017	$925	$(129)	$796
2018	952	(43)	909
2019	980	-	980
Total minimum lease payments	$2,857	$(172)	$2,685